Non-controlling Interests	12 Months Ended
May 31, 2022
Noncontrolling Interest [Abstract]
Non-controlling Interests
21.	NON-CONTROLLING INTERESTS

Non-controlling interests
US$
Balance as of May 31, 2020	136,516
Purchase of non-controlling interests	(626)
Koolearn Holding additional shares issuance	30,000
Share-based compensation expenses from Koolearn Holding	39,527
Exercise of share options in Koolearn Holding	1,929
Foreign currency translation adjustment	1,948
Net loss attributed to non-controlling interests	(104,393)

Balance as of May 31, 2021	104,901

Share-based compensation expenses from Koolearn Holding	14,481
Exercise of share options in Koolearn Holding	175
Foreign currency translation adjustment	1,016
Net loss attributed to non-controlling interests	(32,555)

Balance as of May 31, 2022	88,018

The effects of changes in the Company’s ownership interest in subsidiaries on the Company’s equity are as follows:

	For the years ended May 31,
	2020	2021	2022
	US$	US$	US$
Net income/(loss) attribute to New Oriental Education & Technology Group Inc.’s shareholders	413,333	334,414	(1,187,721)
Share option gain/(loss)	5,752	—	(5,751)
Increase (decrease) in the Company’s additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	103	(128)	—
Decrease in the Company’s additional paid-in capital resulting from repurchase shares from non-controlling interests	(20,045)	(19,092)	—

Changes from net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders and transfers to non-controlling interests	399,143	315,194	(1,193,472)